Provisions - Schedule of Provisions (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	R$ 1,813,352	R$ 750,024	R$ 553,155
Taxes [member]
Disclosure of other provisions [line items]
Other provisions	2,024	1,962
Civil [member]
Disclosure of other provisions [line items]
Other provisions	45,067	44,960
Labor [member]
Disclosure of other provisions [line items]
Other provisions	40,415	34,061
Total Include All Other Provision [member]
Disclosure of other provisions [line items]
Other provisions	R$ 87,506	R$ 80,983